Operating expenses - Additional Information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) employee	Dec. 31, 2021 EUR (€) employee	Dec. 31, 2020 EUR (€)
Analysis of income and expense [abstract]
Short-term employee benefits expense	€ 22,354
Personnel expenses other than share-based compensation	€ (22,354)	€ (23,475)	€ (20,436)
Number of employees | employee	208	214
Raw materials and consumables used	€ 3,582	€ 3,065	€ 3,558